Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands, € in Millions, £ in Millions		12 Months Ended
	Aug. 28, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consideration received on transaction	$ 25,000
Foreign exchange losses		$ (11,702)			$ (81)
United Kingdom Research and Development Tax Credit Regime, Small or Medium-Sized Enterprises (SME)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash rebate percent		33.35%	33.35%	33.35%
Total aid claimable | €			€ 7.5
United Kingdom Research and Development Tax Credit Regime
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash rebate percent		21.67%	21.67%	21.67%
Annual offset amount | £				£ 5.0
Percentage of taxable profits		50.00%	50.00%	50.00%